United States
                                        Securities and Exchange Commission
                                               Washington, DC 20549

                                               Form 13F
                                               From 13F Cover Page

Report for the Calendar Year or Quarter Ended: 3/31/2004

Check here if Amendment  [X];Amendment #:  1
This Amendment (Check only one.):       [ X ] is a restatement
                                        [  ] addes new holdings entries

Insitutional Investment Manager Filing this Report:

Name:                                   KRA Capital Management, Inc.
Address:                                4041 University Drive, Suite 200
                                        Fairfax, Virginia 22030

Form 13F File Number: 028-06595

The insitutional investment manager filing this report and the person by whom it is signed hereby respresents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules,lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                                   Nitin M. Chittal
Title:                                  Chief Compliance Officer, Principal
Phone:                                  703-691-7810

Signature, Place, and Date of Signing:

                                        Nitin M. Chittal, Fairfa 5/13/2008
                                        [Signature] [City, State] [Date]


Report Type (Check only one.):

[ x ] 13F HOLDINGS  REPORT.
[  ] 13F NOTICE.
[  ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      41

Form 13F Information Table Value Total: 391,844(x $1000)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Insitutional investment managers with respect to which this report is filed othr than the manager filing this report.

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
                                               FORM 13F INFORMATION TABLE

                                                         VALUE  SHRS OR   SH/   PUT INVESTMENT    OTHER      VOTING AUTHORITY
ISSUER                                   CLASS   CUSIP  (X$1000) PRN AMT  PRN  CALL DISCRETION  MANAGERS  SOLE    SHARES    NONE
EXTENDED STAY AMER INC                     C   30224P10   $1,877     96900SH           SOLE                                 96900
HILTON HOTELS CORP                         C   43284810   $8,473    521400SH           SOLE                                521400
STARWOOD HOTELS & RESORTS WO               C   85590A20   $6,041    149150SH           SOLE                                149150
AMB PPTY CORP                              C   00163T10  $12,166    327300SH           SOLE                                327300
ARCHSTONE-SMITH TR                         C   39583109  $13,159    445915SH           SOLE                                445915
ARDEN RLTY INC                             C   3979310    $2,150     66500SH           SOLE                                 66500
AVALONBAY CMNTYS INC                       C   5348410   $14,638    273200SH           SOLE                                273200
BOSTON PPTYS INC                           C   10112110  $19,645    361727SH           SOLE                                361727
CHELSEA PPTY GROUP INC                     C   16342110  $11,594    184200SH           SOLE                                184200
CORPORATE OFFICE PPTYS TR                  C   22002T10   $1,218     48700SH           SOLE                                 48700
CRESCENT R E EQUITIES INC                  C   22575610   $2,165    120500SH           SOLE                                120500
EQUITY OFFICE PPTYS TR                     C   29474110   $5,251    181754SH           SOLE                                181754
EQUITY RESIDENTIAL                         C   29476L10  $10,952    366900SH           SOLE                                366900
ESSEX PPTY TR                              C   29717810   $4,408     67300SH           SOLE                                 67300
FEDERAL RLTY INVT TR                       C   31374720  $15,301    331200SH           SOLE                                331200
GABLES RESIDENTIAL TR                      C   36241810   $4,662    128600SH           SOLE                                128600
GENERAL GROWTH PPTYS INC                   C   37002110   $9,227    262500SH           SOLE                                262500
HEALTH CARE PPTY INVS INC                  C   42191510   $6,962    246000SH           SOLE                                246000
HOST MARRIOTT CORP NEW                     C   44107P10  $12,368    967800SH           SOLE                                967800
KIMCO RLTY CORP                            C   49446R10   $6,062    118900SH           SOLE                                118900
LEXINGTON CORPORATE PPTYS TR               C   52904310   $2,854    131000SH           SOLE                                131000
MACERICH CO                                C   55438210  $15,965    296200SH           SOLE                                296200
MANUFACTURED HOME CMNTYS INC               C   56468210  $10,302    291836SH           SOLE                                291836
MILLS CORP                                 C   60114810   $8,164    153200SH           SOLE                                153200
PAN PAC RETAIL PPTYS INC                   C   69806L10  $16,943    325200SH           SOLE                                325200
POST PPTYS INC                             C   73746410   $4,087    141900SH           SOLE                                141900
PRENTISS PPTYS TR                          C   74070610   $4,797    130000SH           SOLE                                130000
PROLOGIS TR                                C   74341010  $10,707    298500SH           SOLE                                298500
PS BUSINESS PKS INC CALIF                  C   69360J10   $5,822    125600SH           SOLE                                125600
PUBLIC STORAGE INC                         C   74460D10  $12,885    264800SH           SOLE                                264800
REGENCY CTRS CORP                          C   75884910  $17,797    380850SH           SOLE                                380850
ROUSE CO                                   C   77927310  $14,306    266900SH           SOLE                                266900
SAUL CTRS INC                              C   80439510     $993     32500SH           SOLE                                 32500
SIMON PPTY GROUP INC NEW                   C   82880610  $27,227    465900SH           SOLE                                465900
SL GREEN RLTY CORP                         C   78440X10  $12,130    254300SH           SOLE                                254300
SUN CMNTYS INC                             C   86667410   $2,899     67700SH           SOLE                                 67700
TAUBMAN CENTERS INC                        C   876664103  $7,931    315100SH           SOLE                                315100
UNITED DOMINION RLTY TR INC                C   91019710   $2,892    147400SH           SOLE                                147400
VORNADO RLTY TR                            C   92904210  $18,265    302000SH           SOLE                                302000
BROOKFIELD PPTYS CORP                      C   11290010  $13,016    418400SH           SOLE                                418400
CATELLUS DEV CORP                          C   14911310  $13,544    520705SH           SOLE                                520705
                                                                                                                           264800










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